TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET	TRADE ACCOUNTS RECEIVABLE, NET
Trade accounts receivables are stated net of a provision for doubtful accounts and credit loss allowance.

(in thousands of $)	2020	2019
Trade accounts receivable	22,904	46,229
Provision for doubtful accounts	(165)	(594)
Allowance for expected credit losses	(35)	—
Total trade accounts receivable, net	22,704	45,635

With reference to Note 3, on January 1, 2020, we adopted ASU No 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, using a modified retrospective approach. We recorded a net decrease to retained earnings relating to trade receivable of $0.1 million as of January 1, 2020 for the cumulative effect of adopting the new standard. Allowance for credit losses for trade accounts receivable amounted to $35.0 thousand as of December 31, 2020.

Movements in the provision for doubtful accounts in the three years ended December 31, 2020 are summarized as follows:

(in thousands of $)
Balance at December 31, 2017	646
Additions charged to income	81
Deductions credited to trade receivables	(390)
Balance at December 31, 2018	337
Additions charged to income	594
Deductions credited to trade receivables	(337)
Balance at December 31, 2019	594
Additions charged to income	165
Deductions credited to trade receivables	(594)
Balance at December 31, 2020	165